Balance Sheet Components - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Fair Value	$ 16,280	$ 16,280	$ 14,545
Accumulated Amortization	(11,114)	(9,229)	(5,509)
Net Book Value	$ 5,166	$ 7,051	$ 9,036
Weighted Average Remaining Useful Life (in years)	2 years 3 months 18 days	2 years 6 months	2 years 10 months 24 days
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Fair Value	$ 10,155	$ 10,155	$ 8,420
Accumulated Amortization	(5,563)	(4,548)	(2,575)
Net Book Value	$ 4,592	$ 5,607	$ 5,845
Weighted Average Remaining Useful Life (in years)	2 years 6 months	2 years 10 months 24 days	3 years 6 months
Customer relationships and other acquired intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Fair Value	$ 6,125	$ 6,125	$ 6,125
Accumulated Amortization	(5,551)	(4,681)	(2,934)
Net Book Value	$ 574	$ 1,444	$ 3,191
Weighted Average Remaining Useful Life (in years)	3 months 18 days	9 months 18 days	1 year 9 months 18 days